TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of TRADE RECEIVABLES [Line Items]
Trade receivables	¥ 627,865	¥ 577,482
Less: provision for bad debt allowance	(71,565)	(23,940)	¥ 0
Current trade receivables	¥ 532,361	¥ 553,542